Variable Interest Entities (Details Textual)	12 Months Ended
	Sep. 30, 2017	Oct. 27, 2009
Variable Interest Entities [Abstract]
Equity method owned, Percentage		50.00%
Exclusive option agreement termination period	30 days
Description of variable interest entity	The management believes Schedule I (Condensed Financial Information of Registrant) is not required because the amount of restricted net assets of our PRC subsidiaries and VIEs as a result of the statutory reserve required to be maintained was $2.5 million (or 10% of the Company's total consolidated net assets as of September 30, 2017) which is less than 25%.
Description of Company's subsidiary and VIE regulations	In accordance with the laws applicable to China's Foreign-Invested Enterprises ("FIEs"), the Company's subsidiaries must make appropriations from after-tax profit (as determined under generally accepted accounting principles in the PRC ("PRC GAAP") to non-distributable reserve funds, including to (i) a general reserve fund, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. At least 10% of after-tax profits calculated in accordance with PRC GAAP is appropriated for the general reserve fund, although such appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Company. Appropriations for the other two reserve funds is at the Company's discretion. Additionally, the Company's VIE, in accordance with the Chinese corporate law, must make appropriations from its after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds, including to (i) a statutory surplus fund and (ii) a discretionary surplus fund. At least 10% of the after-tax profits calculated in accordance with PRC GAAP is appropriated for the statutory surplus fund, although appropriation is not required if the reserve fund has reached 50% of the registered capital of the VIE. The general reserve fund and statutory surplus fund are restricted for setting off against losses, expansion of production and operations or increase in registered capital of the respective company. As a result of these PRC laws and regulations, the general reserve, statutory surplus and registered capital of the Company's PRC subsidiaries and VIE are restricted in terms of being transferred to the Company either in the form of dividends, loans or advances. The amount of such restricted net assets for all PRC subsidiaries and for the VIE was equal to $2.5 million, or 10% of the Company's total consolidated net assets, as of September 30, 2017.